OTHER INTANGIBLE ASSETS (Schedule Of Estimated Future Amortization Expense Related To Intagible Assets In Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets [Abstract]
Estimated amortization expense for 2013	$ 421
Estimated amortization expense for 2014	421
Estimated amortization expense for 2015	421
Estimated amortization expense for 2016	421
Estimated amortization expense for 2017	421
Estimated amortization expense, thereafter	4,181
Intangible Assets, Net	$ 6,286	$ 6,705